Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		72-0184470
EBP, Plan Number		003
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 37,857,604	$ 32,114,184
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value		461,192	163,128
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	[1]	$ 971,925
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1]	4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1]	9.50%
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 8,009,356	5,718,527
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 25,995,644	22,061,816
Equity Securities [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Equity Securities [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Fb Bancorp, Inc. Stock [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 3,601,917 [1]	3,456,829
EBP, Self-Directed Brokerage Account [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SelfDirected Brokerage Accounts [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 250,687	$ 166,400
Investment, Identifier [Axis]: Collective Investment Trusts | Great Gray Trust Company | AB US Small Cap Growth CIT W Series Class P-1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ab Us Small Cap Growth Cit W SeriesClassP1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 67,087
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2015 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2015 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 188,566
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2020 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2020 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 2,246,060
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2025 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2025 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 1,488,612
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2030 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2030 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 2,973,778
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2035 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2035 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 3,109,160
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2040 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2040 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 5,966,403
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2045 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2045 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 4,381,124
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2050 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2050 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 3,916,404
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2055 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2055 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 1,128,615
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2060 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2060 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 338,714
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2065 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2065 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 136,099
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2070 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid 2070 Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 25,962
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid Income CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Lifetime Hybrid Income Cit Z [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 29,060
Investment, Identifier [Axis]: Insurance Company General Account | Principal Life Insurance Company | Guaranteed Option
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Investment [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Guaranteed Option [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	[1]	$ 461,192
Investment, Identifier [Axis]: Mutual Funds | Dimensional Fund Advisors | US Large Cap Growth Portfolio I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Large Cap Growth Portfolio I Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 1,673,447
Investment, Identifier [Axis]: Mutual Funds | Dimensional Fund Advisors | US Targeted Value I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Targeted Value I Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 24,781
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Funds | Stock X Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stock X Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 266,174
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Five Hundred Index Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 3,266,998
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mid Cap Index Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 594,323
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Small Cap Index Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 115,854
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Total Bond K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Total Bond K6 Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 193,444
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Total International Index Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 692,425
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Bond Index Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 228,087
Investment, Identifier [Axis]: Mutual Funds | JP Morgan Funds | Mid Cap Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mid Cap Growth R6 Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 117,846
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | International Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		International Growth R6 Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 315,362
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | Mid Cap Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mid Cap Value R6 Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 52,906
Investment, Identifier [Axis]: Mutual Funds | PIMCO Funds | Income Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Income Institutional Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 467,709

[1]	Represents a party-in-interest as defined by ERISA.